Filed Pursuant to Rule 497(e)
File No. 333-179562; 811-22668

VIDENT CORE U.S. BOND STRATEGY ETF (VBND)
VIDENT CORE U.S. EQUITY FUND (VUSE)
VIDENT INTERNATIONAL EQUITY FUND (VIDI)
(collectively, the “Funds”)

each a series of ETF Series Solutions
January 22, 2020

Supplement to the
Prospectus and Statement of Additional Information
each dated January 1, 2020

Effective February 1, 2020, Vident Advisory, LLC, the investment adviser to the Funds, has contractually agreed to waive two basis points (0.02%) of its unified management fee for each Fund until at least January 31, 2021. The fee waiver agreement may only be terminated by, or with the consent of, the Funds’ Board of Trustees.

Vident Core U.S. Bond Strategy ETF
Effective February 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 3 of the Prospectus is deleted and replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.02%
Total Annual Fund Operating Expenses	0.43%
Less Fee Waiver[2]	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	0.41%
1 Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
2 The Fund’s investment adviser has agreed to waive two basis points (0.02%) of its management fees for the Fund until at least January 31, 2021. This agreement may only be terminated by or with the consent of the Fund’s Board of Trustees.

(continued on following page)

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$42	$136	$239	$540

Vident Core U.S. Equity Fund
Effective February 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 8 of the Prospectus is deleted and replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.50%
Less Fee Waiver[1]	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	0.48%
1 The Fund’s investment adviser has agreed to waive two basis points (0.02%) of its management fees for the Fund until at least January 31, 2021. This agreement may only be terminated by or with the consent of the Fund’s Board of Trustees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$158	$278	$626

(continued on following page)

Vident International Equity Fund
Effective February 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 13 of the Prospectus is deleted and replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.61%
Less Fee Waiver[1]	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	0.59%
1 The Fund’s investment adviser has agreed to waive two basis points (0.02%) of its management fees for the Fund until at least January 31, 2021. This agreement may only be terminated by or with the consent of the Fund’s Board of Trustees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$193	$338	$760

Please retain this Supplement with your Prospectus and Statement of Additional Information.

VIDENT CORE U.S. BOND STRATEGY ETF (VBND)
(the “Fund”)

January 22, 2020

Supplement to the
Summary Prospectus dated January 1, 2020

Effective February 1, 2020, Vident Advisory, LLC, the investment adviser to the Fund, has contractually agreed to waive two basis points (0.02%) of its unified management fee for the Fund until at least January 31, 2021. The fee waiver agreement may only be terminated by, or with the consent of, the Fund’s Board of Trustees.

Effective February 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 1 of the Summary Prospectus is deleted and replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.02%
Total Annual Fund Operating Expenses	0.43%
Less Fee Waiver[2]	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	0.41%
1 Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
2 The Fund’s investment adviser has agreed to waive two basis points (0.02%) of its management fees for the Fund until at least January 31, 2021. This agreement may only be terminated by or with the consent of the Fund’s Board of Trustees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$42	$136	$239	$540

Please retain this Supplement with your Summary Prospectus.

1

VIDENT CORE U.S. EQUITY FUND (VUSE)
(the “Fund”)

January 22, 2020

Supplement to the
Summary Prospectus dated January 1, 2020

Effective February 1, 2020, Vident Advisory, LLC, the investment adviser to the Fund, has contractually agreed to waive two basis points (0.02%) of its unified management fee for the Fund until at least January 31, 2021. The fee waiver agreement may only be terminated by or with the consent of the Fund’s Board of Trustees.

Effective February 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 1 of the Summary Prospectus is deleted and replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.50%
Less Fee Waiver[1]	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	0.48%
1 The Fund’s investment adviser has agreed to waive two basis points (0.02%) of its management fees for the Fund until at least January 31, 2021. This agreement may only be terminated by or with the consent of the Fund’s Board of Trustees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$158	$278	$626

Please retain this Supplement with your Summary Prospectus.

1

VIDENT INTERNATIONAL EQUITY FUND (VIDI)
(the “Fund”)

January 22, 2020

Supplement to the
Summary Prospectus dated January 1, 2020

Effective February 1, 2020, Vident Advisory, LLC, the investment adviser to the Fund, has contractually agreed to waive two basis points (0.02%) of its unified management fee for the Fund until at least January 31, 2021. The fee waiver agreement may only be terminated by or with the consent of the Fund’s Board of Trustees.

Effective February 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 1 of the Summary Prospectus is deleted and replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.61%
Less Fee Waiver[1]	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	0.59%
1 The Fund’s investment adviser has agreed to waive two basis points (0.02%) of its management fees for the Fund until at least January 31, 2021. This agreement may only be terminated by or with the consent of the Fund’s Board of Trustees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$193	$338	$760

Please retain this Supplement with your Summary Prospectus.

1